Income Taxes	12 Months Ended
Dec. 31, 2021
Income Taxes
Income Taxes

11. Income taxes

INCOME TAXES

The following table summarizes the income tax recognized in profit or loss for the years ended December 31, 2021, 2020 and 2019.

	Year ended December 31,
	2021	2020	2019

	(Euro, in thousands)
Continuing operations
Current tax	€(2,020)	€(1,069)	€(1,372)
Deferred tax	(404)	(157)	1,537
Income taxes	€(2,423)	€(1,226)	€165

TAX LIABILITIES

The below table illustrates the tax liabilities related captions in the consolidated statement of financial positionas at December 31, 2021, 2020 and 2019.

	December 31,
	2021	2020	2019

	(Euro, in thousands)
Current tax payable	€1,782	€1,248	€2,037
Total tax liabilities	€1,782	€1,248	€2,037

On December 31, 2021, the tax liabilities were primarily related to our subsidiaries operating on a cost plus basis.

TAXES RECOGNIZED IN STATEMENT OF OPERATIONS

For the purpose of the disclosure below corporation tax was calculated at 25% (2020: 25%, 2019: 29.58%)—which is the tax rate applied in Belgium—on the estimated assessable profit for the year. The applied tax rate for other territorial jurisdictions was the tax rate that is applicable in these respective territorial jurisdictions on the estimated taxable result of the accounting year.

	Year ended December 31,
	2021	2020	2019

	(Euro, in thousands)

Income/loss (-) before tax	€(122,999)	€(309,775)	€148,525
Income tax debit/credit (-), calculated using the Belgian statutory tax rate on the accounting income/loss (-) before tax (theoretical)	(30,750)	(77,444)	43,934
Tax expenses/income (-) in statement of operations (effective)	2,423	1,226	(165)
Difference in tax expense/income to explain	€33,173	€78,670	€(44,097)

Effect of tax rates in other jurisdictions	€(582)	€184	€960
Effect of non-taxable revenues	(9,413)	(10,196)	(13,079)
Effect of share based payment expenses without tax impact	17,682	19,990	10,318
Effect of expenses/income (-) not subject to tax	(907)	(639)	53,394
Effect of non tax-deductible expenses	3,812	1,053	724
Effect of recognition of previously non-recognized deferred tax assets	(1,411)	(475)	(2,286)
Effect of tax losses (utilized) reversed	(404)	(150)	(136)
Effect of under or over provision in prior periods	(840)	(25)	30
Effect of non-recognition of deferred tax assets	25,613	69,141	47,413
Effect of derecognition of previously recognized deferred tax assets	135	157	—
Effect of use of investment deduction	(512)	(370)	—
Effect of use of IID	—	—	(141,435)
Total explanations	€33,173	€78,670	€(44,097)

Non-taxable revenues for the years ended December 31, 2021, 2020 and 2019 related to non-taxable subsidies and tax credits. Expenses/income (-) not subject to tax for the years ended December 31, 2021, December 31, 2020 and December 31, 2019, mainly consisted of the fair value re-measurement of the derivative financial liabilities related to the share subscription agreement and the warrants granted to Gilead (see note 9). The use of the IID for the year ended December 31, 2019 referred to the “innovation income deduction” regime in Belgium. This regime allows net profits attributable to revenue from among others patented products (or products for which the patent application is pending) to be taxed at a lower effective tax rate than other revenues. The effective tax rate can thus be reduced up to 3.75%.